Schedule of other receivables allowance for doubtful accounts (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Receivables
At the beginning of the year	R$ (11)	R$ (15)	R$ (16)
Allowance booked for the year	(4)
Write-off of other receivables		2	5
Deconsolidation Sendas		2	(4)
At the end of the year	R$ (15)	R$ (11)	R$ (15)